Accounting Information and Policies	6 Months Ended
Jun. 30, 2021
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Accounting Information and Policies
1 ACCOUNTING INFORMATION AND POLICIES
The condensed interim financial statements are prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (IASB), as adopted by the EU (Regulation (EC) No 1606/2002) and as adopted for use in the UK and except as set out below are consistent with the year ended 31 December 2020.
Management have produced forecasts which have been modelled for different plausible scenarios. These scenarios confirm the Group is able to generate profits and cash in the year ended 31 December 2021 and beyond. As a result, the Directors have a reasonable expectation that the Group has adequate resources to meet its obligations as they fall due for a period of at least 12 months from the date of signing these financial statements. Accordingly, they continue to adopt the going concern basis in preparing the half year financial statements.
The condensed interim financial statements are shown at current exchange rates, while percentage year-on-year
changes are shown at both current and constant exchange rates to facilitate comparison. The consolidated income statement on page 11, the consolidated statement of comprehensive income on page 11, the consolidated statement of changes in equity on page 12 and the consolidated cash flow statement on page 14 are translated at exchange rates current in each period. The consolidated balance sheet on page 13 is translated at period-end
rates of exchange.
The condensed interim financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31 December 2020 are not Unilever PLC’s statutory accounts for that financial year. Those accounts of Unilever for the year ended 31 December 2020 have been reported on by the Group’s auditor and delivered to the Registrar of Companies. The report of the auditor on these accounts was (i) unqualified, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the UK Companies Act 2006.
During Q4 2020 the Group reorganised under Unilever PLC (“PLC”) as its single parent company, a process which we referred to as ‘Unification’. Prior to Unification the Group operated with two parent companies, Unilever N.V. (“NV”) and Unilever PLC (“PLC”), who together with the group companies operated as a single economic entity. Under the terms of Unification, all the NV ordinary shares were cancelled and NV shareholders received one new PLC ordinary share in exchange for each NV share owned. Unification resulted in the issue of 1,460,713,122 new PLC ordinary shares. As at 30 June 2021 2,629,243,772 (December 2020: 2,629,243,772) PLC ordinary shares were in issue and no NV ordinary shares were in issue (December 2020: nil).
Prior to Unification NV and PLC formed a single reporting entity for the purposes of presenting consolidated financial statements. Accordingly, group companies included in the comparative information provided in the condensed interim financial statements are PLC and NV and those companies controlled by NV or PLC.
Refer to note 1 to our 2020 consolidated financial statements for more details on Unification.
Recent accounting developments
The Interest Rate Benchmark Reform Amendments Phase 2 (Amendments to IFRS 9, IAS 39 and IFRS 7) apply for the first time in 2021. We do not have significant derivatives that refer to an interest rate benchmark so these amendments do not have a significant impact on the interim condensed consolidated financial statements of the Group. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.